Debt and Derivative Instruments - Additional Information (Detail) $ in Thousands	3 Months Ended
Mar. 31, 2023 USD ($)
Debt Instrument [Line Items]
Borrowings outstanding	$ 5,376,765
Designated | Interest Rate Swap
Debt Instrument [Line Items]
Aggregate commitment amount	6,255,466
Estimated amount to be reclassified from AOCI to interest expense	64,884
Designated | Interest Rate Swap | London Interbank Offered Rate (LIBOR) | Forward Contracts
Debt Instrument [Line Items]
Amount in excess of current borrowing base minimum	$ 339,623